Deposits (Scheduled Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Scheduled maturities of time deposits
2023	$ 1,922,183
2024	113,090
2025	19,939
2026	11,575
2027	1,390
Thereafter	7
Total time, certificates of deposit	2,068,184	$ 2,188,803
Time Deposits 250,000 or exceed	1,004,870,000	$ 1,125,318,000
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	692,708
Due after 3 months and within 6 months	341,445
Due after 6 months and within 12 months	411,772
Due after 12 months	98,767
Total	$ 1,544,692